Perpetual corporate bonds	12 Months Ended
Dec. 31, 2017
Perpetual corporate bonds [abstract]
Perpetual Corporate Bonds
21	Perpetual Corporate Bonds

(a)	Perpetual corporate bonds as at 31 December 2017

format only

Type of Bonds	Issuance Date	Category	Initial Annual Distribution Rates	Issue Price	Number	Par Value	Initial Period	Conversion Condition	Conversion Result
				RMB '000		RMB '000
Bond A	September 2017	Equity Instrument	5.05%	0.1	25,000,000	2,500,000	3 Years	None	None

Bond B	September 2017	Equity Instrument	5.17%	0.1	25,000,000	2,500,000	5 years	None	None

Total						5,000,000

(b)	Major Provisions

In 2017, the Company issued perpetual corporate bonds with the aggregate net proceeds of approximate RMB5,000 million. The perpetual corporate bonds are issued at par value with initial annual distribution rate of 5.05% and 5.17%. The interests of the perpetual corporate bonds are recorded as distributions, which are paid annually in arrears in September in each year and may be deferred at the discretion of the Company unless compulsory distribution payment events (distributions to ordinary shareholders of the Company or reduction of the registered capital of the Company) occurred.

The perpetual corporate bonds have no fixed maturity date and are callable at the Company's discretion in whole in August 2020 and 2022 respectively, the payment of the principal may be deferred for each renewal period as 3 and 5 years. The applicable distribution rate will be reset on first call date and each renewal period after first call date, to the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum.

The perpetual corporate bonds were recorded as equity in the consolidated financial statements. During the year ended 31 December 2017, the profit attributable to holders of perpetual corporate bonds, based on the applicable distribution rate, was RMB69 million.

(c)	Changes of perpetual corporate bonds during 2017

The perpetual corporate bonds were recorded as equity in the consolidated financial statements. During the year ended 31 December 2017, the profit attributable to holders of perpetual corporate bonds, based on the applicable distribution rate, was RMB69 million.

	As at 1 January 2017		Issurance		Cumulative Interests	As at 31 December 2017
Type of Bonds	Number	Amount	Number	Amount		Number	Amount
		RMB '000		RMB '000	RMB '000		RMB '000
Bond A	-	-	25,000,000	2,499,975	33,897	25,000,000	2,533,872
Bond B	-	-	25,000,000	2,499,975	34,703	25,000,000	2,534,678

Total	-	-	50,000,000	4,999,950	68,600	50,000,000	5,068,550